Additional information about derivatives financial instruments - Wheaton Precious Metals Corp. warrants (Details) $ / shares in Units, $ in Millions	1 Months Ended	6 Months Ended
	Feb. 29, 2020 USD ($) EquityInstruments $ / shares	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($) EquityInstruments
Call options- WPM - Bought
Derivative financial instruments.
Notional (quantity) | EquityInstruments			10,000,000
Fair value of assets			$ 26
Financial settlement inflows (outflows)		$ 25
WPM Warrants
Derivative financial instruments.
Notional (quantity) | EquityInstruments	10,000,000
Financial settlement inflows (outflows)	$ 25
Sale price per warrant | $ / shares	$ 2.50